UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21349

Name of Fund:  BlackRock Limited Duration Income Trust (BLW)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$3,546
Construction & Engineering — 0.0%
USI United Subcontractors (a)		6,454	193,619
Diversified Consumer Services — 0.2%
Houghton Mifflin Harcourt Co. (a)		61,641	1,218,026
Diversified Financial Services — 0.0%
Kcad Holdings I Ltd. (a)		546,753,936	43,740
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)(b)		3,155	—
Total Common Stocks — 0.2%			1,458,931

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 21.5%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.22%, 7/18/26 (c)(d)	USD	1,500	1,435,957
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.45%, 5/10/32 (c)(d)		193	190,642
ALM Loan Funding, Series 2013- 7RA, Class D, 5.32%, 4/24/24 (c)(d)		1,040	1,007,839
ALM VI Ltd., Series 2012-6A, Class B2R, 3.12%, 7/15/26 (c)(d)		1,000	980,300
ALM XIV Ltd., Series 2014-14A, Class C, 3.77%, 7/28/26 (c)		3,140	2,880,991
AmeriCredit Automobile Receivables Series 2014-3, Class C, 2.58%, 9/08/20		4,850	4,890,885
AMMC CLO 15 Ltd., Series 2014- 15A, Class D, 4.48%, 12/09/26 (c)(d)		2,000	1,940,000
Apidos CLO XVII, Series 2014-17A, Class B, 3.17%, 4/17/26 (c)(d)		3,000	2,923,333
Ares CLO, Ltd. (c)(d):
Series 2012-2A, Class CR, 3.02%, 10/12/23		1,000	990,500
Series 2014 32A, Class B, 3.61%, 11/15/25		1,250	1,227,774
Atrium CDO Corp., Series 9A, Class D, 3.91%, 2/28/24 (c)		1,850	1,747,195
Babson CLO Ltd., Series 2014-3A, Class C1, 3.32%, 1/15/26 (c)(d)		2,000	1,967,000
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.82%, 7/15/24 (c)(d)		750	685,901

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.12%, 7/20/26 (c)(d)	USD	1,250	$1,218,750
Carlyle Global Market Strategies CLO Ltd., Class C (c)(d):
Series 2013-1A, 4.36%, 2/14/25		250	241,794
Series 2014-5A, 4.47%, 10/16/25		2,000	1,988,490
Series 2015-1A, 3.44%, 4/20/27		1,000	993,682
CIFC Funding 2014-IV, Ltd., Series 2014-4A, Class C1, 3.22%, 10/17/26 (c)(d)		2,850	2,775,323
CIFC Funding Ltd. (c)(d):
Series 2014-3A, Class D, 3.72%, 7/22/26		420	382,424
Series 2014-5A, Class C, 3.67%, 1/17/27		445	434,465
Series 2015-1A, Class D, 4.32%, 1/22/27		600	568,101
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (d)		1,899	1,811,694
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (d)		3,182	3,201,683
Flagship CLO, Series 2014-8A, Class C, 3.45%, 1/16/26 (c)(d)		1,000	971,390
Gramercy Park CLO Ltd., Series 2012-1AR, Class CR, 4.37%, 7/17/23 (c)(d)		5,000	4,938,176
GSAA Trust, Series 2007-3, Class 1A2, 0.39%, 3/25/47 (c)		2,572	1,286,278
LIitigation Fee Residual FDG, 3.50%, 10/30/27		2,008	2,003,901
Madison Park Funding Ltd., Series 2012-10A, Class D, 4.57%, 1/20/25 (c)(d)		700	691,117
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.82%, 10/23/25 (c)(d)		420	395,979
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.57%, 1/27/26 (c)(d)		1,500	1,496,351
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class B, 3.51%, 11/14/25 (c)(d)		2,250	2,230,292
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.67%, 7/17/25 (c)(d)		2,000	1,807,295

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust (d):
Series 2015-1A, Class D, 6.63%, 3/18/26	USD	4,350	$4,446,265
Series 2015-2A, Class C, 4.32%, 7/18/25		4,000	3,898,280
Series 2015-2A, Class D, 5.64%, 7/18/25		2,000	1,963,360
OZLM Funding Ltd., Series 2012- 2A, Class C, 4.67%, 10/30/23 (c)(d)		500	495,051
OZLM IX Ltd., Series 2014-9A, Class C, 3.89%, 1/20/27 (c)(d)		1,500	1,400,390
OZLM VII Ltd., Series 2014-7A, Class C, 3.92%, 7/17/26 (c)(d)		780	717,686
OZLM VIII Ltd., Series 2014-8A (c)(d): Class B, 3.32%, 10/17/26		2,500	2,423,897
Class C, 3.82%, 10/17/26		500	457,280
OZLM XII Ltd., Series 2015-12A, Class C, 4.02%, 4/30/27 (c)(d)		1,000	921,078
Regatta Funding LP, Series 2013- 2A, Class C, 4.32%, 1/15/25 (c)(d)		500	489,398
Regatta V Funding Ltd., Series 2014-1A, Class B, 3.32%, 10/25/26 (c)(d)		2,000	1,917,547
Santander Drive Auto Receivables Trust:
Series 2014-3, Class D, 2.65%, 8/17/20		4,015	4,015,644
Series 2014-4, Class C, 2.60%, 11/16/20		4,500	4,520,880
Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,517,046
Series 2014-S1, 0.00%, 8/16/18		3	8,208,000
Series 2014-S2, 0.00%, 11/16/18		3	6,348,375
Series 2014-S3, 0.00%, 2/19/19		3	9,169,875
Series 2014-S4, 0.00%, 4/16/19		3	11,927,250
Sound Point CLO Ltd., Series 2014-3A, Class D, 3.92%, 1/23/27 (c)(d)		2,000	1,825,017
Symphony CLO XV Ltd., Series 2014-15A, Class C, 3.52%, 10/17/26 (c)(d)		4,000	3,954,967
Venture XIX CLO Ltd., Series 2014-19A, Class C, 3.66%, 1/15/27 (c)(d)		445	441,120

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Venture XXI CLO Ltd., Series 2015- 21A, Class D, 3.88%, 7/15/27 (c)(d)	USD	400	$364,120
Voya CLO Ltd., Series 2014-4A, Class C, 4.32%, 10/14/26 (c)(d)		2,500	2,354,526
World Financial Network Credit Card Master Trust, Series 2012- C, Class B, 3.57%, 8/15/22		3,000	3,110,473

			132,193,027
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (d)		5,492	380,999
Sterling Coofs Trust, Series 2004- 1, Class A, 2.36%, 4/15/29 (d)		7,370	497,490

			878,489
Total Asset-Backed Securities — 21.7%			133,071,516

Corporate Bonds
Aerospace & Defense — 0.7%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (d)		560	418,600
Bombardier, Inc., 7.50%, 3/15/25 (d)		167	124,415
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (d)		250	255,625
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (d)		339	369,157
Moog, Inc., 5.25%, 12/01/22 (d)		270	276,075
TransDigm, Inc.:
6.00%, 7/15/22 (e)		2,045	2,009,213
6.50%, 7/15/24 (e)		835	822,475

			4,275,560
Air Freight & Logistics — 0.2%
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	111,202
XPO Logistics, Inc.:
5.75%, 6/15/21		100	101,183
6.50%, 6/15/22 (d)	USD	825	759,000

			971,385
Airlines — 3.2%
Air Canada Pass-Through Trust (d):
Series 2013-1, Class C, 6.63%, 5/15/18		651	666,461
Series 2015-1, Class B, 3.88%, 9/15/24 (e)		1,500	1,455,000

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	2

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Airlines (continued)
American Airlines Group, Inc., 4.63%, 3/01/20 (d)	USD	315	$306,338
American Airlines Pass-Through Trust, Series 2013-2:
Class A, 4.95%, 7/15/24 (e)		3,352	3,574,524
Class B, 5.60%, 1/15/22 (d)		659	679,054
Class C, 6.00%, 1/15/17 (d)		2,566	2,633,176
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (e)		2,090	2,163,150
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		197	209,690
United Airlines Pass-Through Trust (e):
Series 2014-2, Class B, 4.63%, 3/03/24		2,300	2,300,000
Series 2015-1, Class A, 3.70%, 6/01/24		2,430	2,442,150
US Airways Pass-Through Trust, Series 2011-1, Class B, 9.75%, 4/22/20		371	415,174
Virgin Australia Trust, Series 2013-1 (d):
Class A, 5.00%, 4/23/25		588	608,418
Class B, 6.00%, 4/23/22		1,156	1,176,295
Class C, 7.13%, 10/23/18		796	808,152

			19,437,582
Auto Components — 1.0%
Affinia Group, Inc., 7.75%, 5/01/21 (e)		1,095	1,133,325
Dakar Finance SA, 9.00%, 11/15/20 (f)	EUR	100	104,598
Goodyear Tire & Rubber Co., 6.50%, 3/01/21 (e)	USD	901	951,402
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19 (e)		1,228	1,228,000
Schaeffler Holding Finance BV (f):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	115	131,335
(6.25% Cash), 6.25%, 11/15/19 (d)	USD	804	850,230
(6.75% Cash), 6.75%, 11/15/22 (d)		943	1,020,798
(6.88% Cash), 6.88%, 8/15/18	EUR	375	409,717
ZF North America Capital, Inc.:
4.50%, 4/29/22 (d)	USD	168	164,850
2.75%, 4/27/23	EUR	200	203,411

			6,197,666

Corporate Bonds		Par (000)	Value
Automobiles — 0.4%
General Motors Co., 3.50%, 10/02/18 (e)	USD	2,478	$2,513,782
Banks — 1.9%
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19	EUR	100	107,723
Banco Bilbao Vizcaya Argentaria SA, 6.75% (c)(i)		200	208,835
Banco Espirito Santo SA:
4.75%, 1/15/18		100	98,615
4.00%, 1/21/19		100	96,357
Banco Popular Espanol SA, 8.25% (c)(i)		200	205,499
Banco Santander SA, Series ., 6.25% (c)(i)		200	205,428
Bankia SA, 4.00%, 5/22/24 (c)		100	105,412
Barclays PLC, 3.65%, 3/16/25 (e)	USD	3,600	3,490,297
BNP Paribas SA, 7.38% (c)(d)(i)		200	205,500
CIT Group, Inc.:
5.00%, 5/15/17 (e)		890	916,700
5.50%, 2/15/19 (d)		1,370	1,435,075
5.00%, 8/01/23		235	238,819
HSBC Holdings PLC, 6.25%, 3/19/18	EUR	1,000	1,188,439
Ibercaja Banco SA, 5.00%, 7/28/25 (c)		100	102,998
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,225,864
Santander Holdings USA, Inc., 4.50%, 7/17/25 (e)	USD	1,750	1,787,975

			11,619,536
Beverages — 0.0%
Constellation Brands, Inc.:
7.25%, 5/15/17		82	87,740
3.88%, 11/15/19		144	149,040

			236,780
Building Products — 0.8%
American Builders & Contractors
Supply Co., Inc. (d):
5.63%, 4/15/21		190	192,850
5.75%, 12/15/23		141	142,939
Building Materials Corp. of America, 6.00%, 10/15/25 (d)		742	765,188
Cemex SAB de CV, 4.38%, 3/05/23	EUR	100	98,914
CPG Merger Sub LLC, 8.00%, 10/01/21 (d)	USD	1,030	1,019,700
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	100	111,679
Masonite International Corp., 5.63%, 3/15/23 (d)	USD	329	343,805

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Building Products (continued)
Ply Gem Industries, Inc., 6.50%, 2/01/22 (e)	USD	745	$722,650
USG Corp., 9.75%, 1/15/18 (e)		1,390	1,560,275

			4,958,000
Capital Markets — 0.8%
American Capital Ltd., 6.50%, 9/15/18 (d)		975	1,007,906
Blackstone CQP Holdco LP, 9.30%, 3/19/19		1,094	1,105,404
E*Trade Financial Corp.:
0.00%, 8/31/19 (d)(g)(h)		249	734,478
5.38%, 11/15/22 (e)		627	663,052
Morgan Stanley, 4.00%, 7/23/25 (e)		965	1,001,946
UBS Group AG, 5.75% (c)(i)		200	220,819
UBS Group AG, 7.00% (c)(i)		200	211,155

			4,944,760
Chemicals — 0.5%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (d)		398	422,875
Chemours Co., 7.00%, 5/15/25 (d)		210	156,975
Huntsman International LLC:
4.88%, 11/15/20		100	94,000
5.13%, 4/15/21	EUR	331	343,598
5.13%, 11/15/22 (d)	USD	660	610,500
Ineos Finance PLC, 4.00%, 5/01/23	EUR	100	103,278
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	490	313,600
Platform Specialty Products Corp., 6.50%, 2/01/22 (d)		1,058	920,460
PSPC Escrow II Corp., 10.38%, 5/01/21 (d)		53	54,060

			3,019,346
Commercial Services & Supplies — 0.9%
AA Bond Co. Ltd., 5.50%, 7/31/43	GBP	125	181,673
Abengoa Greenfield SA, 6.50%, 10/01/19 (d)	USD	556	84,790
ADS Waste Holdings, Inc., 8.25%, 10/01/20		292	302,220
Aviation Capital Group Corp., 4.63%, 1/31/18 (d)(e)		1,000	1,027,500
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (d)		203	177,625

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Iron Mountain, Inc., 6.00%, 10/01/20 (d)	USD	405	$424,845
Mobile Mini, Inc., 7.88%, 12/01/20 (e)		915	947,025
Modular Space Corp., 10.25%, 1/31/19 (d)		1,253	601,440
Silk Bidco AS, 7.50%, 2/01/22	EUR	120	134,799
United Rentals North America, Inc.:
7.63%, 4/15/22 (e)	USD	658	707,350
5.75%, 11/15/24 (e)		639	645,786
Verisure Holding AB:
8.75%, 12/01/18	EUR	100	110,277
6.00%, 11/01/22		125	138,048

			5,483,378
Communications Equipment — 1.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20 (d)	USD	1,308	1,384,178
Avaya, Inc., 7.00%, 4/01/19 (d)		174	137,025
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (d)		564	540,030
CommScope, Inc. (d):
4.38%, 6/15/20		465	468,488
5.50%, 6/15/24		99	95,040
Motorola Solutions, Inc., 3.75%, 5/15/22 (e)		1,500	1,388,034
Nokia OYJ, 6.63%, 5/15/39		200	207,750
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20 (e)		1,946	2,111,410
6.00%, 4/01/23 (d)		717	690,112

			7,022,067
Construction & Engineering — 0.4%
AECOM:
5.75%, 10/15/22		150	154,781
5.88%, 10/15/24		431	436,387
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (d)		255	231,412
Novafives SAS, 4.50%, 6/30/21	EUR	100	90,335
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (d)	USD	963	972,630
Weekley Homes LLC/Weekley
Finance Corp., 6.00%, 2/01/23		320	299,200

			2,184,745
Construction Materials — 0.8%
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (d)		75	78,188
HD Supply, Inc.:
7.50%, 7/15/20 (e)		2,696	2,844,280
5.25%, 12/15/21 (d)		1,828	1,898,835

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	4

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Construction Materials (continued)
Officine MaccaFerri SpA, 5.75%, 6/01/21	EUR	150	$147,402

			4,968,705
Consumer Finance — 1.5%
Ally Financial, Inc.:
4.63%, 3/30/25 (e)	USD	1,891	1,891,000
8.00%, 11/01/31 (e)		2,840	3,386,700
General Motors Financial Co., Inc. (e): 2.63%, 7/10/17		2,760	2,770,157
General Motors Financial Co., Inc. (e) (continued): 4.38%, 9/25/21		530	540,907
McGraw Hill Financial, Inc., 2.50%, 8/15/18 (d)		445	447,998
Navient Corp.:
5.50%, 1/25/23		25	21,500
6.13%, 3/25/24		25	21,563
5.88%, 10/25/24		40	34,100

			9,113,925
Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.34%, 12/15/19 (c)(d)		605	594,412
6.00%, 6/30/21 (d)		380	374,300
4.25%, 1/15/22	EUR	320	346,126
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (d)	USD	1,560	1,552,200
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21 (e)		144	148,860
Crown European Holdings SA, 4.00%, 7/15/22	EUR	149	164,904
JH-Holding Finance SA (f):
(8.25% Cash), 8.25%, 12/01/22		100	110,493
(8.25% Cash), 8.25%, 12/01/22		100	110,493
Sealed Air Corp. (d):
4.88%, 12/01/22	USD	80	81,200
5.50%, 9/15/25		274	285,645
SGD Group SAS, 5.63%, 5/15/19	EUR	100	108,414

			3,877,047
Diversified Consumer Services — 0.1%
Laureate Education, Inc., 9.25%, 9/01/19 (d)	USD	495	378,675

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (continued)
Service Corp. International, 5.38%, 5/15/24	USD	350	$366,625

			745,300
Diversified Financial Services — 1.1%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		385	395,588
5.00%, 10/01/21 (e)		500	518,750
Aircastle Ltd., 6.25%, 12/01/19 (e)		367	396,360
Bank of America Corp., Series L, 3.95%, 4/21/25 (e)		1,855	1,832,275
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	155,128
HSH Nordbank AG, 0.76%, 2/14/17 (c)	EUR	153	146,731
International Lease Finance Corp.:
5.88%, 4/01/19	USD	160	170,000
8.25%, 12/15/20		150	178,875
4.63%, 4/15/21		147	151,410
5.88%, 8/15/22 (e)		560	605,220
Jefferies Finance LLC/JFIN Co- Issuer Corp., 6.88%, 4/15/22 (d)		680	618,800
Mercury Bondco PLC, (8.25% Cash), 8.25%, 5/30/21 (f)	EUR	200	213,423
MSCI, Inc., 5.75%, 8/15/25 (d)	USD	416	431,600
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20 (e)		435	445,875
6.88%, 2/15/21		210	217,350
UniCredit SpA, 6.95%, 10/31/22	EUR	100	126,873

			6,604,258
Diversified Telecommunication Services — 2.3%
CenturyLink, Inc.:
6.45%, 6/15/21	USD	241	235,100
Series V, 5.63%, 4/01/20		215	213,119
Frontier Communications Corp.:
6.25%, 9/15/21		45	38,531
7.13%, 1/15/23		120	101,100
7.63%, 4/15/24		156	131,820
6.88%, 1/15/25		288	236,160
11.00%, 9/15/25 (d)		566	554,680
Level 3 Financing, Inc.:
4.10%, 1/15/18 (c)		411	414,082
6.13%, 1/15/21 (e)		1,682	1,762,753
5.38%, 8/15/22 (e)		1,055	1,062,127
5.13%, 5/01/23 (d)		905	898,212
5.38%, 1/15/24 (d)		240	240,300
5.38%, 5/01/25 (d)		1,881	1,869,244
Orange SA, 4.00% (c)(i)		200	216,593

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services: (continued)
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	37	$52,430
Telecom Italia SpA:
6.38%, 6/24/19	GBP	200	332,257
5.88%, 5/19/23		450	747,882
Telefonica Europe BV, 4.20% (c)(i)		200	213,423
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	271	310,663
6.75%, 8/15/24		397	463,493
Verizon Communications, Inc., 3.65%, 9/14/18 (e)	USD	4,000	4,215,920

			14,309,889
Electric Utilities — 0.4%
AES Corp., 4.88%, 5/15/23		270	243,337
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (d)		728	724,360
Gas Natural Fenosa Finance BV, 3.38% (c)(i)	EUR	100	95,053
Homer City Generation LP (f):
(8.14% Cash), 8.14%, 10/01/19	USD	280	276,758
(8.73% Cash), 8.73%, 10/01/26		562	555,947
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17 (e)		303	308,841

			2,204,296
Electrical Equipment — 0.1%
Belden, Inc., 5.50%, 4/15/23	EUR	349	374,820
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC/CDW Finance Corp., 5.00%, 9/01/23	USD	122	122,610
Energy Equipment & Services — 0.4%
Calfrac Holdings LP, 7.50%, 12/01/20 (d)		503	231,380
Genesis Energy LP/Genesis Energy
Finance Corp., 6.75%, 8/01/22		147	136,710
Halliburton Co., 3.80%, 11/15/25		100	100,690
Peabody Energy Corp., 6.00%, 11/15/18		200	46,260
Precision Drilling Corp., 5.25%, 11/15/24 (e)		522	407,160
Transocean, Inc.:
3.00%, 10/15/17 (e)		594	561,330
6.00%, 3/15/18 (e)		575	549,125
6.50%, 11/15/20 (e)		179	141,410
4.30%, 10/15/22		61	39,040

			2,213,105

Corporate Bonds		Par (000)	Value
Food & Staples Retailing — 0.6%
Brakes Capital, 7.13%, 12/15/18	GBP	255	$398,273
CVS Health Corp., 4.75%, 12/01/22 (d)	USD	165	178,218
Dollar Tree Inc., 5.25%, 3/01/20 (d)		178	184,230
R&R Ice Cream PLC, 4.75%, 5/15/20	EUR	150	163,280
Rite Aid Corp.:
9.25%, 3/15/20 (e)	USD	1,095	1,170,281
6.13%, 4/01/23 (d)		1,570	1,664,200

			3,758,482
Food Products — 0.5%
Acosta, Inc., 7.75%, 10/01/22 (d)		635	585,787
Boparan Finance PLC, 5.50%, 7/15/21	GBP	115	156,747
Post Holdings, Inc. (d): 7.75%, 3/15/24	USD	844	875,650
Post Holdings, Inc. (d) (continued): 8.00%, 7/15/25		416	435,760
Smithfield Foods, Inc.:
5.88%, 8/01/21 (d)		193	199,273
6.63%, 8/15/22 (e)		783	829,980
WhiteWave Foods Co., 5.38%, 10/01/22		168	178,710

			3,261,907
Health Care Equipment & Supplies — 0.4%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (d)		485	396,487
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (d)		1,394	1,254,600
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (d):
4.88%, 4/15/20		284	257,020
5.75%, 8/01/22		330	292,050
Teleflex, Inc., 5.25%, 6/15/24		250	250,625

			2,450,782
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		240	235,200
5.63%, 2/15/23		178	174,440
Alere, Inc.:
7.25%, 7/01/18 (e)		950	982,214
6.38%, 7/01/23 (d)		330	334,125
Amsurg Corp., 5.63%, 7/15/22 (e)		1,016	998,220
Centene Corp., 4.75%, 5/15/22		370	361,213
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18 (e)		490	499,800
6.88%, 2/01/22 (e)		964	932,670

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	6

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24 (e)	USD	1,093	$1,090,267
5.00%, 5/01/25 (e)		247	237,120
ExamWorks Group, Inc., 5.63%, 4/15/23		381	379,095
HCA Holdings, Inc., 6.25%, 2/15/21		35	37,188
HCA, Inc.:
3.75%, 3/15/19 (e)		786	793,860
6.50%, 2/15/20		125	138,281
7.50%, 2/15/22		572	639,210
5.88%, 3/15/22 (e)		82	87,945
4.75%, 5/01/23 (e)		108	107,190
5.00%, 3/15/24 (e)		335	337,513
5.38%, 2/01/25 (e)		860	844,950
HealthSouth Corp.:
5.75%, 11/01/24		570	550,050
HealthSouth Corp.: (continued)
5.75%, 9/15/25 (d)		257	246,078
Hologic, Inc., 5.25%, 7/15/22 (d)		720	748,800
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (d)		104	104,130
Tenet Healthcare Corp.:
6.25%, 11/01/18 (e)		264	278,520
4.75%, 6/01/20 (e)		520	525,200
3.84%, 6/15/20 (c)(d)		805	793,931
6.00%, 10/01/20		241	256,063
8.13%, 4/01/22		198	197,381
UnitedHealth Group, Inc., 3.75%, 7/15/25 (e)		1,470	1,524,403
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	355	543,241

			14,978,298
Hotels, Restaurants & Leisure — 4.2%
Boyd Gaming Corp., 6.88%, 5/15/23 (e)	USD	1,040	1,088,100
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (d)(f)		204	203,490
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		535	564,425
5.50%, 12/01/24 (e)		1,382	1,388,910
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	200	207,084
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	200	310,380
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (h)		100	128,621
ESH Hospitality, Inc., 5.25%, 5/01/25 (d)	USD	371	366,362
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (e)		357	366,371

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
International Game Technology PLC:
6.25%, 2/15/22 (d)	USD	200	$190,376
4.75%, 2/15/23	EUR	125	127,909
Jarden Corp., 5.00%, 11/15/23 (d)	USD	133	136,475
MGM Resorts International:
6.75%, 10/01/20		270	282,066
6.00%, 3/15/23		549	543,853
New Red Finance, Inc., 6.00%, 4/01/22 (d)		860	892,250
Pinnacle Entertainment, Inc., 6.38%, 8/01/21 (e)		485	514,100
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	109,089
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 (e)	USD	335	338,350
Sabre GLBL, Inc. (d):
5.38%, 4/15/23		317	317,000
5.25%, 11/15/23		92	90,620
Six Flags Entertainment Corp., 5.25%, 1/15/21 (d)		236	241,593
Snai SpA, 7.63%, 6/15/18	EUR	205	212,278
Spirit Issuer PLC (c):
Series A1, 1.14%, 12/28/28	GBP	445	547,727
Series A2, 3.29%, 12/28/31		1,800	2,494,111
Series A5, 5.47%, 12/28/28		4,500	6,811,332
Series A6, 2.39%, 12/28/36		2,670	3,780,011
Station Casinos LLC, 7.50%, 3/01/21 (e)	USD	2,245	2,379,700
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(b)		375	—
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	742	1,114,131
Series N, 6.46%, 3/30/32		100	128,546

			25,875,260
Household Durables — 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (d)	USD	510	469,200
Beazer Homes USA, Inc.:
6.63%, 4/15/18		250	254,375
5.75%, 6/15/19		523	494,235
Berkline/Benchcraft LLC, 4.50%, 5/03/16 (a)(b)		200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (d)		259	243,460
DR Horton, Inc., 4.00%, 2/15/20		490	498,085
Lennar Corp.:
4.50%, 11/15/19		370	379,250

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	7

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Household Durables (continued)
Lennar Corp.: (continued)
4.88%, 12/15/23	USD	212	$212,000
Ryland Group, Inc., 6.63%, 5/01/20 (e)		670	738,675
Shea Homes LP/Shea Homes Funding Corp. (d):
5.88%, 4/01/23		503	519,347
6.13%, 4/01/25		279	288,068
Standard Pacific Corp., 8.38%, 1/15/21 (e)		1,000	1,172,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (d)		297	297,742
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19 (e)		500	496,250
5.88%, 6/15/24 (e)		340	337,450

			6,400,637
Household Products — 0.2%
Spectrum Brands, Inc.:
6.38%, 11/15/20		250	267,500
6.63%, 11/15/22		555	592,462
5.75%, 7/15/25 (d)		546	563,063

			1,423,025
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp.:
6.00%, 1/15/22 (d)		143	148,363
5.38%, 1/15/23 (e)		624	581,880
5.88%, 1/15/24 (d)		108	111,510
5.50%, 2/01/24 (e)		884	821,015
Dynegy, Inc., 6.75%, 11/01/19 (e)		610	595,897
NRG Energy, Inc.:
7.88%, 5/15/21		177	176,557
6.25%, 7/15/22		135	124,875
6.63%, 3/15/23		16	14,720
6.25%, 5/01/24		410	371,050
NRG Yield Operating LLC, 5.38%, 8/15/24		135	122,785

			3,068,652
Insurance — 1.3%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (e)		360	355,256
Allied World Assurance Co. Ltd., 7.50%, 8/01/16 (e)		1,500	1,559,854
American International Group, Inc., 3.75%, 7/10/25 (e)		2,705	2,708,736
CNO Financial Group, Inc., 4.50%, 5/30/20		30	30,600
Forethought Financial Group, Inc., 8.63%, 4/15/21 (d)		750	854,218

Corporate Bonds		Par (000)	Value
Insurance (continued)
HUB International Ltd., 7.88%, 10/01/21 (d)	USD	391	$375,360
Lincoln National Corp., 3.35%, 3/09/25 (e)		845	823,862
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (c)	EUR	400	505,678
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	125	184,594
Trader Corp., 9.88%, 8/15/18 (d)	USD	595	625,494

			8,023,652
Internet Software & Services — 0.4%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (d)		360	367,200
Equinix, Inc., 5.88%, 1/15/26 (j)		338	343,070
IAC/InterActiveCorp, 4.88%, 11/30/18 (e)		695	711,506
Interactive Data Corp., 5.88%, 4/15/19 (d)		741	755,820
Netflix, Inc., 5.75%, 3/01/24		360	371,700

			2,549,296
IT Services — 1.2%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (d)		219	171,915
First Data Corp. (d):
5.38%, 8/15/23		1,268	1,292,574
7.00%, 12/01/23		3,138	3,165,457
5.00%, 1/15/24		598	598,000
5.75%, 1/15/24		2,034	2,034,000
WEX, Inc., 4.75%, 2/01/23 (d)		220	203,500

			7,465,446
Media — 5.4%
Altice Financing SA:
6.50%, 1/15/22 (d)		645	648,225
5.25%, 2/15/23	EUR	100	107,768
6.63%, 2/15/23 (d)	USD	786	779,610
Altice SA:
7.25%, 5/15/22	EUR	400	409,992
7.75%, 5/15/22 (d)	USD	850	794,750
6.25%, 2/15/25	EUR	175	162,015
7.63%, 2/15/25 (d)	USD	740	647,500
Altice US Finance I Corp., 5.38%, 7/15/23 (d)		1,546	1,546,000
Altice US Finance II Corp., 7.75%, 7/15/25 (d)		606	583,275
Altice US Finance SA, 7.75%, 7/15/25 (d)		670	643,200
AMC Networks, Inc.:
7.75%, 7/15/21 (e)		285	302,966
4.75%, 12/15/22		70	69,563

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	8

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21	USD	245	$256,228
5.13%, 2/15/23		270	268,512
5.88%, 5/01/27 (d)		125	124,063
CCO Safari II LLC, 4.91%, 7/23/25 (d)(e)		2,425	2,461,921
CCOH Safari LLC, 5.75%, 2/15/26 (d)		811	815,055
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(b)		509	—
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20 (e)		677	656,690
6.50%, 11/15/22 (e)		1,193	1,161,200
Columbus International, Inc., 7.38%, 3/30/21 (d)(e)		686	722,872
CSC Holdings LLC, 5.25%, 6/01/24		105	88,988
Discovery Communications LLC, 3.45%, 3/15/25		170	156,762
DISH DBS Corp.:
4.25%, 4/01/18 (e)		670	666,650
5.88%, 11/15/24 (e)		1,336	1,195,720
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (d)		185	183,150
Gray Television, Inc., 7.50%, 10/01/20 (e)		323	335,113
iHeartCommunications, Inc.: 9.00%, 12/15/19		345	250,125
9.00%, 3/01/21 (e)		966	663,883
9.00%, 9/15/22 (e)		755	515,287
Intelsat Jackson Holdings SA, 5.50%, 8/01/23 (e)		1,295	964,775
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (d)		185	194,481
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (d)		245	249,288
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (d)		345	348,881
Neptune Finco Corp. (d):
10.13%, 1/15/23		426	445,170
6.63%, 10/15/25		445	461,131
10.88%, 10/15/25		389	411,367
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (d)		330	327,938
Numericable Group SA:
4.88%, 5/15/19 (d)		1,770	1,765,575
5.38%, 5/15/22	EUR	110	120,869
6.00%, 5/15/22 (d)	USD	1,770	1,747,875
5.63%, 5/15/24	EUR	260	282,944

Corporate Bonds		Par (000)	Value
Media (continued)
Numericable Group SA: (continued) 6.25%, 5/15/24 (d)	USD	270	$265,950
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		105	107,756
5.63%, 2/15/24 (d)		104	107,380
5.63%, 2/15/24		95	97,850
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (d)		450	459,000
Sirius XM Radio, Inc. (d):
5.75%, 8/01/21		424	438,268
4.63%, 5/15/23		40	38,700
5.38%, 4/15/25		1,315	1,301,850
Sterling Entertainment Corp., 9.75%, 12/15/19		1,175	1,175,000
TEGNA, Inc., 5.13%, 10/15/19		197	204,880
Tribune Media Co., 5.88%, 7/15/22 (d)		846	846,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25	EUR	236	248,722
5.00%, 1/15/25 (d)	USD	749	729,339
Univision Communications, Inc. (d):
5.13%, 5/15/23		205	198,338
5.13%, 2/15/25		535	516,944
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	828	1,304,626
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	137	138,161
5.88%, 1/15/25 (d)	USD	670	629,800

			33,345,941
Metals & Mining — 1.3%
Alcoa, Inc., 5.13%, 10/01/24 (e)		773	731,451
Constellium NV, 5.75%, 5/15/24 (d)		877	657,750
First Quantum Minerals Ltd. (d):
7.00%, 2/15/21		119	75,639
7.25%, 5/15/22		356	219,830
Glencore Finance Europe SA, 4.63%, 4/03/18	EUR	100	100,372
Global Brass & Copper, Inc., 9.50%, 6/01/19 (e)	USD	695	741,912
Kaiser Aluminum Corp., 8.25%, 6/01/20 (e)		510	539,963
Novelis, Inc.:
8.38%, 12/15/17		175	173,250
8.75%, 12/15/20 (e)		2,789	2,712,302
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		100	84,238

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	9

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc.:
5.13%, 10/01/21 (e)	USD	645	$627,263
6.38%, 8/15/22 (e)		555	561,938
5.25%, 4/15/23		105	100,800
5.50%, 10/01/24		16	15,280
Teck Resources Ltd.:
3.00%, 3/01/19		166	111,739
5.20%, 3/01/42		109	50,413
5.40%, 2/01/43		50	23,000
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (d)		728	575,120

			8,102,260
Multi-Utilities — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	150	163,110
Multiline Retail — 0.5%
Dollar Tree Inc., 5.75%, 3/01/23 (d)	USD	2,276	2,361,350
Hema Bondco I BV, 6.25%, 6/15/19	EUR	205	160,279
Neiman Marcus Group Ltd., 8.00%, 10/15/21 (d)	USD	516	460,530

			2,982,159
Offshore Drilling & Other Services — 0.2%
Sensata Technologies BV (d):
5.63%, 11/01/24		179	181,685
5.00%, 10/01/25		812	767,340

			949,025
Oil, Gas & Consumable Fuels — 3.7%
Antero Resources Finance Corp., 5.38%, 11/01/21		645	593,400
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		109	85,565
California Resources Corp.:
5.00%, 1/15/20		233	148,538
5.50%, 9/15/21 (e)		743	445,800
6.00%, 11/15/24 (e)		2,087	1,252,200
Concho Resources, Inc., 5.50%, 4/01/23 (e)		933	909,675
CONSOL Energy, Inc., 5.88%, 4/15/22 (e)		1,653	1,082,715
Denbury Resources, Inc.:
6.38%, 8/15/21		16	10,240
5.50%, 5/01/22		89	55,180
Diamondback Energy, Inc., 7.63%, 10/01/21		600	637,500
Energy Transfer Equity LP:
7.50%, 10/15/20 (e)		674	704,330
5.88%, 1/15/24 (e)		625	578,125

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20	USD	265	$225,250
6.38%, 6/15/23		189	144,585
Halcon Resources Corp., 8.63%, 2/01/20 (d)		340	267,750
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (d)		377	339,066
Laredo Petroleum, Inc., 7.38%, 5/01/22		132	128,700
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 6/01/25 (e)		534	475,260
MEG Energy Corp. (d):
6.50%, 3/15/21		384	330,240
7.00%, 3/31/24		1,960	1,661,100
Memorial Resource Development Corp., 5.88%, 7/01/22 (e)		791	737,607
Newfield Exploration Co., 5.63%, 7/01/24		62	58,435
NGPL PipeCo LLC, 9.63%, 6/01/19 (d)		353	307,110
Oasis Petroleum, Inc.:
7.25%, 2/01/19		380	360,050
6.50%, 11/01/21		410	348,500
6.88%, 1/15/23		90	77,625
Paramount Resources, Ltd., 6.88%, 6/30/23 (d)		326	280,360
Range Resources Corp., 5.75%, 6/01/21		161	150,133
Rockies Express Pipeline LLC (d):
6.85%, 7/15/18		183	187,118
6.00%, 1/15/19		90	89,100
5.63%, 4/15/20		890	872,200
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		276	231,840
RSP Permian, Inc., 6.63%, 10/01/22		291	289,181
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		245	237,037
5.63%, 4/15/23 (e)		536	494,460
5.75%, 5/15/24 (e)		766	706,635
5.63%, 3/01/25 (d)		223	204,602
Sabine Pass LNG LP, 7.50%, 11/30/16 (e)		3,000	3,060,000
Sanchez Energy Corp., 6.13%, 1/15/23 (e)		781	536,937
SandRidge Energy, Inc., 8.75%, 1/15/20		79	14,023
Seven Generations Energy Ltd. (d):
8.25%, 5/15/20		890	863,300
6.75%, 5/01/23		296	261,220

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	10

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co., 6.13%, 11/15/22	USD	635	$608,012
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (e)		138	141,795
Whiting Petroleum Corp.:
5.00%, 3/15/19 (e)		671	630,740
1.25%, 4/01/20 (d)(h)		589	518,320
Williams Cos., Inc.:
3.70%, 1/15/23		63	50,677
4.55%, 6/24/24		219	179,639
WPX Energy, Inc., 5.25%, 9/15/24		95	78,613

			22,650,488
Paper & Forest Products — 0.0%
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (d)		260	245,700
Pharmaceuticals — 2.2%
AbbVie, Inc., 3.60%, 5/14/25 (e)		695	688,644
Actavis Funding SCS, 3.45%, 3/15/22 (e)		2,460	2,487,609
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (d)(f)		156	156,975
Endo Finance LLC/Endo Finco, Inc. (d):
7.50%, 12/15/20		135	139,894
7.50%, 1/15/22		121	121,908
6.00%, 7/15/23		829	797,912
6.00%, 2/01/25		798	758,100
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	225	251,321
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (e)	USD	479	486,185
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (d)		726	696,960
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (d)		2,214	2,158,650
5.38%, 3/15/20 (d)		747	668,565
6.38%, 10/15/20 (d)		994	910,752
7.50%, 7/15/21 (d)		335	316,602
5.63%, 12/01/21 (d)		520	453,700
5.50%, 3/01/23 (d)		519	445,043
4.50%, 5/15/23	EUR	300	264,666
5.88%, 5/15/23 (d)	USD	1,396	1,207,540
6.13%, 4/15/25 (d)		297	256,905

			13,267,931

Corporate Bonds		Par (000)	Value
Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (e)	USD	540	$558,900
Real Estate — 0.2%
AvalonBay Communities, Inc., 3.45%, 6/01/25 (e)		1,245	1,237,517
Prologis LP, 3.75%, 11/01/25 (e)		255	255,304

			1,492,821
Real Estate Investment Trusts (REITs) — 0.7%
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	200	207,084
ERP Operating LP, 3.38%, 6/01/25 (e)	USD	1,015	1,008,293
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (e)		845	879,814
iStar Financial, Inc., 4.00%, 11/01/17		250	243,125
Ventas Realty LP, 4.13%, 1/15/26 (e)		650	649,275
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (e)		1,300	1,382,420

			4,370,011
Real Estate Management & Development — 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp. (d):
4.50%, 4/15/19		531	549,585
5.25%, 12/01/21		366	378,810
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (d)		220	224,400

			1,152,795
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (d)		650	625,625
EC Finance PLC, 5.13%, 7/15/21	EUR	180	199,754
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (d)	USD	701	686,980
Hertz Corp.:
7.50%, 10/15/18		540	550,800
6.75%, 4/15/19		405	413,100
5.88%, 10/15/20		435	448,050
7.38%, 1/15/21		225	234,115
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (d)(e)		3,000	2,936,250
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (d)		319	317,405

			6,412,079

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	11

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.4%
Applied Materials, Inc., 3.90%, 10/01/25	USD	285	$286,152
Micron Technology, Inc., 5.25%, 1/15/24 (d)		400	372,000
NXP BV/NXP Funding LLC (d):
4.13%, 6/15/20		1,037	1,033,111
5.75%, 2/15/21		560	585,200
Seagate HDD Cayman, 4.88%, 6/01/27 (d)(e)		250	203,587

			2,480,050
Software — 0.5%
ACI Worldwide, Inc., 6.38%, 8/15/20 (d)		300	312,750
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (d)		303	300,728
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (d)(f)		889	690,086
Infor US, Inc., 6.50%, 5/15/22 (d)		1,054	935,425
Informatica LLC, 7.13%, 7/15/23 (d)		285	273,600
Nuance Communications, Inc., 5.38%, 8/15/20 (d)		245	248,675
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (d)		327	339,262

			3,100,526
Specialty Retail — 0.3%
L Brands, Inc., 6.88%, 11/01/35 (d)		480	492,000
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	200	302,964
Penske Automotive Group, Inc., 5.38%, 12/01/24	USD	320	324,000
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23		243	250,746
THOM Europe SAS, 7.38%, 7/15/19	EUR	230	257,295

			1,627,005
Technology Hardware, Storage & Peripherals — 0.1%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (d)(e)	USD	750	740,212
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co.:
6.88%, 5/01/22 (e)		250	270,000
5.00%, 5/01/25		320	319,200
William Carter Co., 5.25%, 8/15/21		116	119,190

			708,390

Corporate Bonds		Par (000)	Value
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20	USD	500	$490,000
Tobacco — 0.1%
Reynolds American, Inc., 3.25%, 6/12/20 (e)		735	752,805
Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc., 5.63%, 10/01/24 (d)		420	427,350
Transportation Infrastructure — 1.3%
Aguila 3 SA, 7.88%, 1/31/18 (d)		378	387,450
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (d)(f)		916	577,192
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (d)(e)		6,155	6,287,825
Transurban Finance Co., 4.13%, 2/02/26 (d)(e)		435	431,746

			7,684,213
Wireless Telecommunication Services — 2.2%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (d)		330	311,850
8.25%, 10/15/23 (e)		674	599,860
Crown Castle International Corp.:
4.88%, 4/15/22		73	74,643
5.25%, 1/15/23		350	362,688
Digicel Ltd., 6.00%, 4/15/21 (d)(e)		2,073	1,850,152
Geo Group, Inc., 5.88%, 1/15/22		50	49,313
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	98,391
SBA Communications Corp., 4.88%, 7/15/22 (e)	USD	815	809,906
Sprint Communications, Inc. (d):
9.00%, 11/15/18		2,694	2,909,520
7.00%, 3/01/20		1,141	1,164,533
Sprint Corp.:
7.88%, 9/15/23 (e)		1,735	1,396,675
7.13%, 6/15/24 (e)		590	451,350
T-Mobile USA, Inc.:
6.54%, 4/28/20		370	382,025
6.63%, 4/28/21 (e)		263	271,876
6.13%, 1/15/22		75	76,538
6.73%, 4/28/22		173	178,190
6.00%, 3/01/23 (e)		478	480,390
6.84%, 4/28/23		55	56,513
6.50%, 1/15/24 (e)		535	539,012
6.38%, 3/01/25		155	154,225
6.50%, 1/15/26		643	642,196

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	12

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Corporate Bonds		Par (000)	Value
Wireless Telecommunications Services (continued)
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	495	$529,530

			13,389,376
Total Corporate Bonds — 52.7%			323,747,126

Floating Rate Loan Interests (c)
Aerospace & Defense — 0.4%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	854	853,037
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		93	90,137
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		550	561,688
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22		642	620,942
Term Loan D, 3.75%, 6/04/21		296	288,399

			2,414,203
Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		295	254,483
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		307	264,339
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		53	45,576
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		423	364,606
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		420	418,165

			1,347,169
Airlines — 0.1%
Northwest Airlines, Inc.:
2.39%, 3/10/17		226	223,410
1.77%, 9/10/18		414	401,580
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		7	6,670

			631,660
Auto Components — 0.7%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		605	602,365
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		913	684,394
2nd Lien Term Loan, 11.00%, 1/29/18		1,050	496,996

Floating Rate Loan Interests (c)		Par (000)	Value
Auto Components (continued)
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19	USD	477	$471,496
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		1,787	1,666,843
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		264	264,282

			4,186,376
Automobiles — 0.2%
Chrysler Group LLC, 2018 Term Loan B, 3.25%, 12/31/18		1,297	1,286,984
Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		413	409,555
2nd Lien Term Loan, 8.25%, 6/03/21		349	338,324

			747,879
Building Materials — 0.2%
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		490	471,625
2015 Term Loan, 4.75%, 7/28/22		986	942,843

			1,414,468
Building Products — 0.9%
Continental Building Products LLC,
1st Lien Term Loan, 4.00%, 8/28/20		677	671,139
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,618	1,565,734
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		715	691,514
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 3/13/22		193	186,780
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,017	1,013,182
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		634	623,713
Wilsonart LLC, Term Loan B, 4.00%, 10/31/19		797	779,014

			5,531,076
Capital Markets — 0.3%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		517	480,832
American Capital Holdings, Inc.,
2017 Term Loan, 3.50%, 8/22/17		570	568,349

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	13

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (c)		Par (000)	Value
Capital Markets (continued)
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20	USD	1,134	$1,123,419

			2,172,600
Chemicals — 1.1%
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		642	634,910
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		47	38,344
Ineos US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		542	531,085
Chemicals (continued)
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		655	634,459
Term Loan B3, 1.00%, 6/07/20		505	490,956
OXEA Finance LLC:
2nd Lien Term Loan, 9.50%, 7/15/20		705	635,677
Term Loan B2, 4.25%, 1/15/20		666	636,412
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		663	657,202
2015 2nd Lien Term Loan, 8.50%, 6/19/23		535	530,094
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		515	503,541
2nd Lien Term Loan, 7.75%, 7/31/22		1,050	952,875
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		590	572,115

			6,817,670
Commercial Services & Supplies — 1.4%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		462	451,308
ARAMARK Corp., Term Loan F, 3.25%, 2/24/21		459	453,963
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		799	736,596
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		987	975,205
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		792	779,961
2nd Lien Term Loan, 8.00%, 5/14/22		500	495,415

Floating Rate Loan Interests (c)	Par (000)		Value
Commercial Services & Supplies (continued)
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20	USD	1,852	$1,809,971
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		334	311,297
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,540	1,495,401
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		378	377,292
West Corp., Term Loan B10, 3.25%, 6/30/18		500	491,875

			8,378,284
Communications Equipment — 0.9%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		674	661,893
2nd Lien Term Loan, 7.50%, 1/24/22		265	254,069
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		807	610,182
CommScope, Inc., Term Loan B5, 3.75%, 12/29/22		500	493,595
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		260	259,103
Telesat Canada, Term Loan A, 3.89%, 3/24/17	CAD	1,422	1,060,910
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21	USD	1,970	1,945,333

			5,285,085
Construction Materials — 0.0%
Beacon Roofing Supply, Inc., Term Loan B, 4.00%, 10/01/22		260	258,375
Containers & Packaging — 0.3%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		559	553,521
Berry Plastics Holding Corp.:
Term Loan E, 3.75%, 1/06/21		454	448,837
Term Loan F, 4.00%, 10/01/22		989	981,364

			1,983,722
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		594	589,138
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		224	223,781

			812,919

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	14

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Consumer Services — 0.8%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21	USD	510	$498,423
2nd Lien Term Loan, 8.00%, 8/13/21		500	471,250
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20		1,198	1,195,529
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		617	579,393
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		2,198	2,182,788

			4,927,383
Diversified Financial Services — 0.7%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/28/22		805	798,463
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		575	571,406
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		698	691,885
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		914	909,283
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		175	174,836
TransFirst, Inc.:
2014 2nd Lien Term Loan, 9.00%, 11/12/22		350	344,166
Incremental Term Loan B, 4.75%, 11/12/21		574	568,540

			4,058,579
Diversified Telecommunication Services — 1.2%
Altice Financing SA, Delayed Draw Term Loan, 5.50%, 7/02/19		1,027	1,027,386
Cequel Communications LLC, Term Loan B, 1.00%, 2/14/19		565	556,525
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		705	699,365
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		846	821,895
2nd Lien Term Loan, 9.75%, 2/21/20		360	351,775
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		3,040	3,034,680
2019 Term Loan, 4.00%, 8/01/19		659	657,236

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Telecommunication Services (continued)
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23	USD	576	$566,845

			7,715,707
Electrical Equipment — 0.2%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 11/07/16		668	665,399
Extended Term Loan, 4.68%, 10/10/17 (a)(b)		1,780	603,420

			1,268,819
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.25%, 4/29/20		329	316,487
Energy Equipment & Services — 0.3%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		916	896,991
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		997	935,700

			1,832,691
Food & Staples Retailing — 0.5%
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		930	924,959
2nd Lien Term Loan, 8.50%, 8/03/23		30	30,085
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		624	618,130
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		240	240,701
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		344	342,580
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,049	1,038,898

			3,195,353
Food Products — 0.7%
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		768	765,163
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		551	547,651
Pabst Brewing Co., Inc., Term Loan, 5.75%, 10/21/21		571	568,734
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		714	711,797
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		438	433,081

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	15

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (c)		Par (000)	Value
Food Products (continued)
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19	USD	654	$538,089
2nd Lien Term Loan, 10.75%, 11/01/19		1,380	828,000

			4,392,515
Health Care Equipment & Supplies — 1.4%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		889	877,158
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		550	545,875
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		769	764,469
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,157	1,129,133
Hill-Rom Holdings, Inc., Term Loan B, 3.50%, 9/08/22		975	972,358
Iasis Healthcare LLC, Term Loan B2, 1.00%, 5/03/18		443	436,537
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,025	986,649
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		575	565,898
Millennium Health LLC, Term Loan B, 5.25%, 4/16/21 (a)(b)		851	340,454
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,187	1,154,520
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		721	675,809

			8,448,860
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		236	236,609
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/28/22		198	193,789
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		904	896,012
CHG Healthcare Services, Inc., Term Loan, 4.25%, 11/19/19		803	791,616
Community Health Systems, Inc.:
Term Loan F, 3.48%, 12/31/18		570	558,765
Term Loan G, 3.75%, 12/31/19		1,126	1,100,642
Term Loan H, 4.00%, 1/27/21		617	606,594
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		796	792,522
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,061	2,049,561

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (continued)
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18	USD	440	$438,566
5.13%, 7/01/22 (d)		125	120,000
B2, 3.88%, 10/28/22		355	352,891
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		888	896,457
HCA, Inc., Term Loan B5, 2.98%, 3/31/17		600	599,400
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		629	611,162
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		975	957,938
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		402	398,840
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		719	713,260
Team Health, Inc., Term Loan B, 1.00%, 11/06/22		1,000	992,500
U.S. Renal Care, Inc.:
2013 Term Loan, 4.25%, 7/03/19		738	734,766
2015 Term Loan B, 1.00%, 11/06/22		465	461,513

			14,503,403
Health Care Technology — 0.1%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		700	691,873
Hotels, Restaurants & Leisure — 2.4%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		538	514,673
2nd Lien Term Loan, 8.00%, 8/01/22		346	341,428
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		429	426,602
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,135	1,027,301
Burger King Newco Unlimited Liability Co., 2015 Term Loan B, 3.75%, 12/12/21		1,234	1,225,643
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		2,357	2,199,653
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		699	694,687
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/13/22		574	569,978

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	16

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20	USD	480	$477,607
Intrawest ULC, Term Loan, 4.75%, 12/09/20		604	602,352
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		1,548	1,517,609
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,056	1,049,339
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		290	289,460
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		550	546,563
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		392	389,307
Term Loan B, 4.00%, 2/19/19		554	549,824
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		759	702,650
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,392	1,380,534

			14,505,210
Household Durables — 0.1%
Jarden Corp., 2015 Term Loan B2, 2.98%, 7/30/22		500	499,195
Household Products — 0.3%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		636	595,507
Spectrum Brands, Inc., Term Loan, 3.50%, 6/23/22		1,121	1,118,981

			1,714,488
Independent Power and Renewable Electricity Producers — 0.8%
Calpine Corp.:
Term Loan B5, 3.50%, 5/27/22		1,464	1,423,816
Term Loan B6, 1.00%, 1/13/23		275	272,250
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		1,313	1,307,802
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,108	1,030,047
Term Loan C, 5.00%, 12/19/21		49	45,665
NRG Energy, Inc., Refinancing Term Loan B, 2.75%, 7/02/18		600	584,796

			4,664,376

Floating Rate Loan Interests (c)		Par (000)	Value
Industrial Conglomerates — 0.0%
Sequa Corp., Term Loan B, 5.25%, 6/19/17	USD	276	$199,646
Insurance — 0.4%
Asurion LLC, Term Loan B1, 5.00%, 5/24/19		560	526,934
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		922	881,022
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		813	786,314
Sedgwick Claims Management Services, Inc. (continued):
2nd Lien Term Loan, 6.75%, 2/28/22		665	610,689

			2,804,959
Internet Software & Services — 0.4%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		795	791,074
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		1,753	1,748,413

			2,539,487
IT Services — 1.0%
Blue Coat Holdings, Inc., 2015 Term Loan, 4.50%, 5/20/22		1,185	1,150,197
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		988	968,308
First Data Corp., 2018 Extended Term Loan, 3.71%, 3/24/18		3,587	3,546,345
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		802	800,653

			6,465,503
Machinery — 0.3%
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		303	302,525
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		643	627,720
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		795	696,126

			1,626,371
Media — 2.8%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		1,494	1,469,610
Term Loan, 0.00%, 7/03/16 (a)(b)		2,005	—

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	17

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (c)		Par (000)	Value
Media (continued)
Charter Communications Operating LLC, Term Loan I, 3.50%, 1/24/23	USD	2,585	$2,578,072
Clear Channel Communications, Inc., Term Loan D, 6.98%, 1/30/19		1,818	1,311,238
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,123	1,075,643
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		649	605,954
Media General, Inc., Term Loan B, 4.00%, 7/31/20		568	563,879
Neptune Finco Corp., 2015 Term Loan B, 5.00%, 10/09/22		1,255	1,250,520
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,098	1,073,521
Term Loan B2, 4.50%, 5/21/20		950	928,742
Term Loan B6, 4.75%, 1/31/23		655	640,675
SBA Senior Finance II LLC, Incremental Term Loan B, 3.25%, 6/10/22		349	344,761
Tribune Media Co., Term Loan, 3.75%, 12/27/20		806	800,739
TWCC Holding Corp., Term Loan B1, 5.75%, 2/11/20		861	859,780
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		1,582	1,556,369
Virgin Media Investment Holdings Ltd., Term Loan E, 4.25%, 6/30/23	GBP	305	453,572
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/01/19	USD	749	728,820
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		374	365,117
Term Loan B2A, 3.50%, 1/15/22		255	249,045
Term Loan B3, 3.50%, 1/15/22		420	409,588

			17,265,645
Metals & Mining — 0.2%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		255	11,156
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		1,083	1,050,567

			1,061,723

Floating Rate Loan Interests (c)		Par (000)	Value
Multiline Retail — 0.8%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19	USD	815	$797,884
2nd Lien Term Loan, 8.50%, 3/26/20		575	548,648
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		2,326	2,315,432
Hudson’s Bay Co., 2015 Term Loan B, 4.75%, 9/30/22		376	373,465
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		824	769,586

			4,805,015
Oil, Gas & Consumable Fuels — 0.8%
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		304	304,387
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		514	257,304
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		752	677,755
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		111	30,763
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		645	606,300
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		275	262,798
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		997	905,197
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		104	80,782
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		454	381,570
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		365	251,195
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		728	731,064
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		295	291,434

			4,780,549
Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21		550	547,250
Pharmaceuticals — 1.9%
Akorn, Inc., Term Loan B, 6.00%, 4/16/21		782	747,835
Amneal Pharmaceuticals LLC, Term Loan, 4.50%, 11/01/19		700	686,000

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	18

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (c)		Par (000)	Value
Pharmaceuticals (continued)
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22	USD	1,405	$1,380,412
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.23%, 2/27/21		1,625	1,610,549
Horizon Pharma Holdings USA, Inc., Term Loan B, 4.50%, 5/07/21		159	139,841
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		2,011	1,955,815
JLL/Delta Dutch Newco BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		1,167	1,128,393
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		354	338,848
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.75%, 12/11/19		478	449,904
Series E Term Loan B, 3.75%, 8/05/20		721	677,440
Term Loan B F1, 4.00%, 4/01/22		2,765	2,606,815

			11,721,852
Professional Services — 1.2%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		499	476,717
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		600	579,648
2014 2nd Lien Term Loan, 7.50%, 7/25/22		605	550,248
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,052	1,039,706
ON Assignment, Inc., 2015 Term Loan, 3.75%, 6/05/22		652	650,175
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,016	977,482
Sterling Infosystems, Inc., 1st Lien Term Loan B, 4.50%, 6/20/22		700	693,441
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		1,556	1,515,058
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		702	685,763

			7,168,238

Floating Rate Loan Interests (c)		Par (000)	Value
Real Estate Investment Trusts (REITs) — 0.0%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22	USD	254	$234,649
Real Estate Management & Development — 0.5%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		941	934,266
DTZ US Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		1,012	993,479
Realogy Corp.:
Extended Letter of Credit, 2.22%, 10/10/16		47	46,149
Term Loan B, 3.75%, 3/05/20		1,151	1,145,209

			3,119,103
Road & Rail — 0.4%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		1,197	1,179,731
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		492	477,580
2nd Lien Term Loan, 7.75%, 9/30/21		675	641,250

			2,298,561
Semiconductors & Semiconductor Equipment — 1.2%
Avago Technologies Cayman Ltd., Term Loan B:
2015, 1.00%, 11/06/22		3,365	3,328,826
3.75%, 5/06/21		1,496	1,493,646
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		711	709,203
Term Loan B5, 5.00%, 1/15/21		372	371,968
NXP BV, 2015 Term Loan B, 1.00%, 10/30/20		1,704	1,692,865

			7,596,508
Software — 1.2%
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		310	303,800
Term Loan B, 4.25%, 11/01/19		253	251,945
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		865	823,611
Informatica Corp., Term Loan, 4.50%, 8/05/22		900	873,801
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		517	407,750

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	19

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Floating Rate Loan Interests (c)		Par (000)	Value
Software (continued)
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20	USD	667	$673,201
Initial Incremental Term Loan, 4.50%, 10/30/19		500	496,665
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		615	601,886
2nd Lien Term Loan, 8.50%, 10/11/21		600	587,250
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		360	356,342
SS&C Technologies, Inc.:
2015 Term Loan B1, 3.75%, 7/08/22		1,575	1,567,819
2015 Term Loan B2, 3.75%, 7/08/22		237	235,626
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		64	58,641

			7,238,337
Specialty Retail — 0.8%
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		688	681,648
Term Loan B, 3.75%, 1/28/20		598	592,265
Party City Holdings, Inc., 2015 Term Loan B, 4.25%, 8/19/22		1,220	1,189,805
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		881	878,873
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		1,377	1,350,889

			4,693,480
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC, Term Loan B2, 4.00%, 4/29/20		997	991,618
Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		630	583,097
Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		846	841,582
Trading Companies & Distributors — 0.2%
HD Supply, Inc., 2015 Term Loan B, 3.75%, 8/13/21		1,300	1,285,700
Transportation — 0.1%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		500	481,875

Floating Rate Loan Interests (c)		Par (000)	Value
Transportation Infrastructure — 0.1%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22	USD	550	$508,750
Wireless Telecommunication Services — 0.5%
Lightsquared LP, Term Loan B, 0.00%, 1/01/16		382	591,547
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,515	1,485,292
T-Mobile USA, Inc., Term Loan B, 3.50%, 10/30/22		955	955,449

			3,032,288
Total Floating Rate Loan Interests — 34.2%			209,895,195

Foreign Agency Obligations
Cyprus Government International Bond, 4.63%, 2/03/20 (d)	EUR	2,600	2,956,243
Iceland Government International Bond:
4.88%, 6/16/16	USD	187	190,735
5.88%, 5/11/22		3,030	3,453,209
Portugal Government International Bond, 5.13%, 10/15/24 (d)		4,680	4,810,947
Total Foreign Agency Obligations — 1.9%			11,411,134

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.2%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35		4,061	3,849,544
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		880	866,316
Series 2006-17, Class A2, 6.00%, 12/25/36		2,130	1,958,157
Series 2007-HY5, Class 3A1, 4.67%, 9/25/37 (c)		1,527	1,398,076
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.76%, 10/25/35 (c)		1,434	1,270,132
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (c)(d)		4,162	4,178,481

			13,520,706

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	20

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 11.3%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.93%, 2/10/51 (c)	USD	1,492	$1,569,388
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.72%, 4/14/33 (c)(d)		5,310	5,215,939
Citigroup Commercial Mortgage Trust \, Series 2015-SSHP, Class D, 3.25%, 9/15/17 (c)(d)		2,825	2,775,317
Commercial Mortgage Pass- Through Certificates (c)(d):
Series 2013-LC13, Class D, 5.21%, 8/10/46		3,530	3,380,965
Series 2014-KYO, Class F, 3.70%, 6/11/27		1,355	1,338,177
Commercial Mortgage Pass- Through Certificates (c)(d) (continued):
Series 2014-PAT, Class E, 3.35%, 8/13/27		1,000	989,413
Series 2014-PAT, Class F, 2.64%, 8/13/27		2,000	1,915,053
Commercial Mortgage Trust:
Series 2013-LC6, Class B, 3.74%, 1/10/46		1,110	1,134,439
Series 2013-LC6, Class D, 4.43%, 1/10/46 (c)(d)		1,330	1,252,889
Series 2015-3BP, Class A, 3.18%, 2/10/35 (d)		5,930	5,867,688
Series 2015-CR22, Class B, 3.93%, 3/10/48		5,000	5,029,104
Core Industrial Trust, Series 2015- TEXW, Class D, 3.98%, 2/10/34 (c)(d)		3,615	3,555,593
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	1,909,368
Credit Suisse Mortgage Capital Certificates (c):
Series 2007-C2, Class A2, 5.45%, 1/15/49		5	5,002
Series 2007-C5, Class AAB, 5.62%, 9/15/40		529	540,475
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 4/15/50		890	903,295
GAHR Commericial Mortgage Trust, Series 2015-NRF (c)(d):
Class DFX, 3.49%, 12/15/19		4,830	4,680,945
Class GFX, 3.49%, 12/15/19		2,500	2,296,001

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Goldman Sachs Mortgage Securities Trust, Series 2014- GSFL, Class D, 4.10%, 7/15/31 (c)(d)	USD	1,140	$1,132,131
Greenwich Capital Commercial Funding Corp., Series 2006- GG7, Class AM, 6.02%, 7/10/38 (c)		1,610	1,632,966
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (d)		1,995	2,003,139
JPMBB Commercial Mortgage Securities Trust, Series 2013- C15, Class D, 5.25%, 11/15/45 (c)(d)		1,400	1,345,520
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		71	70,888
Series 2007-CB19, Class A4, 5.88%, 2/12/49 (c)		2,127	2,210,779
Series 2012-LC9, Class XA, 2.02%, 12/15/47 (c)		14,362	1,118,866
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47		1,979	2,036,424
LB-UBS Commercial Mortgage Trust (c):
Series 2007-C2, Class AM, 5.49%, 2/15/40		2,500	2,585,958
Series 2007-C6, Class A4, 5.86%, 7/15/40		3,719	3,841,590
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.03%, 6/12/50 (c)		1,376	1,423,376
Talisman Finance PLC, Series 6, Class A, 0.13%, 10/22/16 (c)	EUR	37	39,181
Wachovia Bank Commercial Mortgage Trust, Series 2007- C33, Class A4, 6.15%, 2/15/51 (c)	USD	1,926	1,999,773
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		1,085	1,135,087
Series 2012-C8, Class C, 5.04%, 8/15/45 (c)		1,395	1,466,054
Series 2014-C20, Class XA, 1.37%, 5/15/47 (c)		14,712	972,015

			69,372,798

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	21

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Loan Trust, Series 2015-LC21, Class XA, 1.03%, 7/10/48 (c)	USD	16,230	$852,797
Total Non-Agency Mortgage-Backed Securities — 13.7%			83,746,301

Other Interests (k)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow, 0.00%		1,000	8,750
Construction Materials — 0.0%
USI Senior Holdings, 0.00%		6	135,533
Total Other Interests — 0.0%			144,283

Preferred Securities
Capital Trusts		Par (000)
Banks — 0.9%
Bank of America Corp., Series AA, 6.10% (c)(e)(i)		1,241	1,247,981
Citigroup, Inc., 5.95% (c)(e)(i)		1,370	1,347,737
Wells Fargo & Co., Series S, 5.90% (c)(e)(i)		3,000	3,056,250

			5,651,968
Capital Markets — 0.7%
Credit Suisse Group AG, 6.25% (c)(d)(e)(i)		1,445	1,440,376
Morgan Stanley, Series H, 5.45% (c)(e)(i)		1,426	1,404,610
State Street Corp., Series F, 5.25% (c)(e)(i)		1,625	1,633,044

			4,478,030
Consumer Finance — 0.5%
Capital One Financial Corp., Series E, 5.55% (c)(e)(i)		3,000	3,022,500
Diversified Financial Services — 4.4%
Bank of America Corp., Series U, 5.20% (c)(e)(i)		1,250	1,169,525
Bank of America Corp., Series X, 6.25% (c)(e)(i)		1,929	1,957,356
Citigroup, Inc., 5.90% (c)(e)(i)		5,000	4,931,250
Citigroup, Inc., Series R, 6.13% (c)(i)		1,575	1,599,609

Capital Trusts		Par (000)	Value
Diversified Financial Services (continued)
Goldman Sachs Group, Inc., Series M, 5.38% (c)(e)(i)	USD	1,730	$1,727,838
JPMorgan Chase & Co., Series U, 6.13% (c)(e)(i)		6,690	6,764,794
JPMorgan Chase & Co., Series V, 5.00% (c)(e)(i)		3,000	2,880,000
Macquarie Bank Ltd., 10.25%, 6/20/57 (c)		1,450	1,562,018
Societe Generale SA, 6.00% (c)(d)(e)(i)		4,825	4,561,536

			27,153,926
Insurance — 2.4%
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (c)(e)		2,500	2,768,750
Liberty Mutual Group, Inc., 7.00%, 3/07/67 (c)(d)(e)		1,575	1,496,250
Liberty Mutual Group, Inc., 7.80%, 3/07/87 (d)(e)		1,500	1,755,000
MetLife, Inc., 5.25% (c)(e)(i)		1,600	1,610,000
Prudential Financial, Inc., 5.63%, 6/15/43 (c)(e)		3,250	3,380,000
Voya Financial, Inc., 5.65%, 5/15/53 (c)(e)		3,500	3,526,250

			14,536,250
Total Capital Trusts — 8.9%			54,842,674

Preferred Stocks		Shares
Capital Markets — 1.5%
CF-B L2 (D) LLC, 0.00%		116,870	119,009
Goldman Sachs Group, Inc., Series J, 5.50% (c)(i)		202,526	5,105,680
Morgan Stanley, 6.88% (c)(i)		120,000	3,314,400
SCE Trust III, 5.75% (c)(i)		21,200	592,116

			9,131,205
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (c)(i)		3,610	93,138
Total Preferred Stocks — 1.5%			9,224,343

Trust Preferred — 0.4%
Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40		105,753	2,687,155
Total Preferred Securities — 10.8%			66,754,172

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	22

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 0.8%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.19%, 12/25/17 (c)	USD	15,601	$883,611
Freddie Mac Mortgage-Backed Securities, Class X1 (c):
Series K042, 1.19%, 12/25/24		34,985	2,709,489
Series K707, 1.68%, 12/25/18		41,735	1,675,429

			5,268,529
Mortgage-Backed Securities — 0.6%
Fannie Mae Mortgage-Backed Securities, 5.00%, 7/1/20 - 8/1/23		3,330	3,497,160
Total U.S. Government Sponsored Agency Securities — 1.4%			8,765,689

Warrants — 0.0%		Shares
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27), 0.00% (a)		3,100	20,911

		Value
Total Long-Term Investments (Cost — $866,114,034) — 136.7%		$839,015,258

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (l)(m)	15,973,696	15,973,696
Total Short-Term Securities (Cost — $15,973,696) — 2.6%		15,973,696
Options Purchased (Cost — $87,816) — 0.0%		25,085
Total Investments Before Options Written (Cost — $882,175,546*) — 139.3%		855,014,039
Options Written (Premiums Received — $33,890) — (0.0)%		(12,220)
Total Investments, Net of Options Written (Cost — $882,141,656) — 139.3%		855,001,819
Liabilities in Excess of Other Assets — (39.3)%		(241,011,089)

Net Assets — 100.0%		$613,990,730

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$884,510,020

Gross unrealized appreciation	$10,247,231
Gross unrealized depreciation	(39,743,212)

Net unrealized depreciation	$(29,495,981)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Variable rate security. Rate shown is as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Zero-coupon bond.

(h)	Convertible security.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	When-issued security.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	23

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,757,976	10,215,720	15,973,696	$2,887

(m)	Represents the current yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	2/28/14	Open	$3,202,000	$3,222,101
Barclays Capital, Inc.	0.60%	5/18/14	Open	1,244,000	1,255,445
Barclays Capital, Inc.	0.60%	7/02/14	Open	1,288,000	1,298,803
UBS Securities LLC	0.48%	9/22/14	Open	2,610,000	2,625,103
UBS Securities LLC	0.50%	9/22/14	Open	4,400,000	4,426,522
UBS Securities LLC	0.50%	9/22/14	Open	4,071,094	4,095,633
UBS Securities LLC	0.40%	12/18/14	Open	2,857,500	2,868,549
UBS Securities LLC	0.50%	12/18/14	Open	1,234,955	1,240,924
Credit Suisse Securities (USA) LLC	0.45%	12/19/14	Open	1,309,000	1,315,254
Credit Suisse Securities (USA) LLC	0.45%	12/19/14	Open	5,929,000	5,957,327
Deutsche Bank Securities, Inc.	0.60%	1/13/15	Open	1,523,000	1,531,173
HSBC Securities (USA), Inc.	0.40%	3/19/15	Open	1,467,857	1,472,049
HSBC Securities (USA), Inc.	0.40%	3/19/15	Open	3,445,714	3,455,554
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,246,000	1,251,192
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	941,000	944,921
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,541,000	1,547,421
Deutsche Bank Securities, Inc.	0.60%	3/25/15	Open	1,082,000	1,086,508
HSBC Securities (USA), Inc.	0.40%	3/25/15	Open	818,594	820,877
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	525,000	526,965
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	2,478,000	2,487,275
HSBC Securities (USA), Inc.	0.55%	3/30/15	Open	3,487,000	3,500,052
HSBC Securities (USA), Inc.	0.55%	3/31/15	Open	2,857,000	2,867,694
Deutsche Bank Securities, Inc.	0.70%	4/17/15	Open	1,750,000	1,757,758
Deutsche Bank Securities, Inc.	0.70%	4/22/15	Open	1,095,000	1,099,748
Deutsche Bank Securities, Inc.	0.65%	4/23/15	Open	2,148,000	2,156,610
Deutsche Bank Securities, Inc.	0.70%	4/23/15	Open	1,489,000	1,495,428
BNP Paribas Securities Corp.	0.71%	4/28/15	Open	1,315,000	1,319,756
Deutsche Bank Securities, Inc.	0.60%	5/06/15	Open	678,283	680,645
Deutsche Bank Securities, Inc.	0.60%	5/06/15	Open	1,392,000	1,396,849
Credit Suisse Securities (USA) LLC	0.45%	5/14/15	Open	907,156	909,689
Deutsche Bank Securities, Inc.	0.70%	5/21/15	Open	2,696,000	2,706,170
Deutsche Bank Securities, Inc.	0.70%	5/21/15	Open	1,443,000	1,448,443
HSBC Securities (USA), Inc.	0.40%	5/21/15	Open	2,815,625	2,821,694

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	24

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
HSBC Securities (USA), Inc.	0.60%	5/21/15	Open	$6,447,488	$6,468,334
Deutsche Bank Securities, Inc.	0.75%	6/01/15	Open	1,446,000	1,451,513
BNP Paribas Securities Corp.	0.42%	6/12/15	Open	707,000	708,486
Deutsche Bank Securities, Inc.	0.60%	7/01/15	Open	2,764,000	2,771,048
Deutsche Bank Securities, Inc.	0.70%	7/01/15	Open	1,342,000	1,345,992
BNP Paribas Securities Corp.	0.42%	7/09/15	Open	4,110,000	4,116,412
Credit Suisse Securities (USA) LLC	0.45%	7/23/15	Open	1,477,500	1,479,651
Credit Suisse Securities (USA) LLC	(0.25)%	9/09/15	Open	171,000	170,903
Deutsche Bank Securities, Inc.	0.75%	9/09/15	Open	834,000	835,425
Deutsche Bank Securities, Inc.	0.70%	9/09/15	Open	444,000	444,708
Deutsche Bank Securities, Inc.	0.70%	9/09/15	Open	301,000	301,480
Deutsche Bank Securities, Inc.	0.70%	9/09/15	Open	693,000	694,105
Deutsche Bank Securities, Inc.	0.70%	9/09/15	Open	844,000	845,346
Deutsche Bank Securities, Inc.	0.70%	9/09/15	Open	435,000	435,694
Deutsche Bank Securities, Inc.	0.70%	9/09/15	Open	337,000	337,537
Deutsche Bank Securities, Inc.	0.70%	9/09/15	Open	618,000	618,985
Deutsche Bank Securities, Inc.	0.70%	9/09/15	Open	730,000	731,164
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,405,000	1,406,920
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	358,000	358,489
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	512,000	512,700
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	127,000	127,174
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,590,000	1,592,173
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	989,000	990,352
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	135,000	135,184
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	636,000	636,869
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	648,000	648,886
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,961,000	1,963,680
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	495,000	495,676
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,609,000	1,611,199
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	453,000	453,619
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	403,000	403,551
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	300,000	300,410
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,384,000	1,385,891
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	907,000	908,240
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	684,000	684,935
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,045,000	1,046,428
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	893,000	894,220
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,135,000	1,136,551
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	562,000	562,768
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,302,000	1,303,779
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	884,000	885,208
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,061,000	1,062,450
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	527,000	527,720
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	1,561,000	1,563,133
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	455,000	455,622
Deutsche Bank Securities, Inc.	0.60%	9/09/15	Open	697,000	697,953
RBC Capital Markets LLC	(1.00)%	9/09/15	Open	225,000	224,487
RBC Capital Markets LLC	0.39%	9/09/15	Open	384,000	384,341
RBC Capital Markets LLC	0.50%	9/09/15	Open	338,000	338,385
RBC Capital Markets LLC	0.50%	9/09/15	Open	100,000	100,114

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	25

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.50%	9/09/15	Open	$437,000	$437,498
RBC Capital Markets LLC	0.50%	9/09/15	Open	83,000	83,095
RBC Capital Markets LLC	0.65%	9/09/15	Open	451,000	451,668
RBC Capital Markets LLC	0.65%	9/09/15	Open	1,593,000	1,595,359
RBC Capital Markets LLC	0.65%	9/09/15	Open	518,000	518,767
RBC Capital Markets LLC	0.65%	9/09/15	Open	368,000	368,545
RBC Capital Markets LLC	0.65%	9/09/15	Open	405,000	405,600
RBC Capital Markets LLC	0.65%	9/09/15	Open	411,000	411,609
RBC Capital Markets LLC	0.65%	9/09/15	Open	424,000	424,628
RBC Capital Markets LLC	0.65%	9/09/15	Open	650,000	650,962
RBC Capital Markets LLC	0.65%	9/09/15	Open	1,475,000	1,477,184
RBC Capital Markets LLC	0.65%	9/09/15	Open	550,000	550,814
RBC Capital Markets LLC	0.65%	9/09/15	Open	353,000	353,523
RBC Capital Markets LLC	0.75%	9/09/15	Open	372,000	372,635
RBC Capital Markets LLC	0.75%	9/09/15	Open	650,000	650,393
RBC Capital Markets LLC	0.75%	9/09/15	Open	716,000	716,433
RBC Capital Markets LLC	0.75%	9/09/15	Open	265,000	265,453
RBC Capital Markets LLC	0.75%	9/09/15	Open	235,000	235,401
RBC Capital Markets LLC	0.75%	9/09/15	Open	590,000	591,008
RBC Capital Markets LLC	0.75%	9/09/15	Open	259,000	259,442
RBC Capital Markets LLC	0.75%	9/09/15	Open	275,000	275,470
RBC Capital Markets LLC	0.75%	9/09/15	Open	283,000	283,483
RBC Capital Markets LLC	0.75%	9/09/15	Open	234,000	234,400
RBC Capital Markets LLC	0.75%	9/09/15	Open	793,000	794,355
RBC Capital Markets LLC	0.75%	9/09/15	Open	457,000	457,781
RBC Capital Markets LLC	0.75%	9/09/15	Open	223,000	223,381
RBC Capital Markets LLC	0.75%	9/09/15	Open	230,000	230,393
RBC Capital Markets LLC	0.75%	9/09/15	Open	417,000	417,712
RBC Capital Markets LLC	0.75%	9/09/15	Open	298,000	298,509
RBC Capital Markets LLC	0.75%	9/09/15	Open	616,000	617,052
RBC Capital Markets LLC	0.75%	9/09/15	Open	383,000	383,654
RBC Capital Markets LLC	0.75%	9/09/15	Open	694,000	695,186
RBC Capital Markets LLC	0.75%	9/09/15	Open	474,000	474,810
RBC Capital Markets LLC	0.75%	9/09/15	Open	666,000	667,138
RBC Capital Markets LLC	0.75%	9/09/15	Open	412,000	412,704
RBC Capital Markets LLC	0.75%	9/09/15	Open	432,000	432,738
RBC Capital Markets LLC	0.75%	9/09/15	Open	245,000	245,419
RBC Capital Markets LLC	0.70%	9/09/15	Open	939,000	940,497
RBC Capital Markets LLC	0.70%	9/09/15	Open	1,198,000	1,199,910
RBC Capital Markets LLC	0.70%	9/09/15	Open	529,000	529,843
RBC Capital Markets LLC	0.75%	9/09/15	Open	302,000	302,516
UBS Securities LLC	0.55%	9/09/15	Open	682,290	683,145
UBS Securities LLC	0.55%	9/09/15	Open	650,228	651,042
UBS Securities LLC	0.55%	9/09/15	Open	463,961	464,542
UBS Securities LLC	0.55%	9/09/15	Open	599,569	600,320
UBS Securities LLC	0.55%	9/09/15	Open	340,783	341,209
UBS Securities LLC	0.55%	9/09/15	Open	620,078	620,854
UBS Securities LLC	0.55%	9/09/15	Open	455,000	455,570
UBS Securities LLC	0.55%	9/09/15	Open	305,575	305,958
UBS Securities LLC	0.45%	9/09/15	Open	891,563	892,476

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	26

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.55%	9/09/15	Open	$2,042,500	$2,045,059
UBS Securities LLC	0.55%	9/09/15	Open	2,097,765	2,100,393
UBS Securities LLC	0.55%	9/09/15	Open	2,034,531	2,037,080
UBS Securities LLC	0.55%	9/09/15	Open	971,919	973,136
UBS Securities LLC	0.55%	9/09/15	Open	1,516,775	1,518,675
UBS Securities LLC	0.60%	9/09/15	Open	742,219	743,233
UBS Securities LLC	0.60%	9/09/15	Open	1,078,313	1,079,786
UBS Securities LLC	0.60%	9/09/15	Open	549,763	550,514
UBS Securities LLC	0.65%	9/09/15	Open	1,056,248	1,057,811
UBS Securities LLC	0.65%	9/09/15	Open	730,800	731,882
UBS Securities LLC	0.65%	9/09/15	Open	706,849	707,895
BNP Paribas Securities Corp.	0.71%	9/10/15	Open	552,000	552,893
BNP Paribas Securities Corp.	0.71%	9/10/15	Open	850,000	851,375
BNP Paribas Securities Corp.	0.71%	9/10/15	Open	317,000	317,513
BNP Paribas Securities Corp.	0.71%	9/10/15	Open	751,000	752,215
Deutsche Bank Securities, Inc.	0.60%	9/10/15	Open	934,765	936,043
RBC Capital Markets LLC	0.39%	9/14/15	Open	2,112,000	2,113,762
RBC Capital Markets LLC	0.39%	9/14/15	Open	1,671,250	1,672,644
RBC Capital Markets LLC	0.39%	9/14/15	Open	1,429,575	1,430,768
RBC Capital Markets LLC	0.50%	9/14/15	Open	2,194,625	2,196,972
Deutsche Bank Securities, Inc.	0.75%	10/01/15	Open	625,000	625,781
RBC Capital Markets LLC	0.75%	10/01/15	Open	271,119	271,463
Deutsche Bank Securities, Inc.	0.75%	10/05/15	Open	73,000	73,087
RBC Capital Markets LLC	0.70%	10/08/15	Open	779,960	780,779
Deutsche Bank Securities, Inc.	0.70%	10/22/15	Open	572,000	572,445
RBC Capital Markets LLC	0.39%	10/22/15	Open	211,250	211,342
UBS Securities LLC	0.65%	10/22/15	Open	200,143	200,287
RBC Capital Markets LLC	0.39%	10/23/15	Open	1,186,000	1,186,450
RBC Capital Markets LLC	0.39%	10/23/15	Open	2,306,000	2,306,899
RBC Capital Markets LLC	0.39%	10/23/15	Open	1,711,000	1,711,649
RBC Capital Markets LLC	0.39%	10/23/15	Open	664,000	664,252
Deutsche Bank Securities, Inc.	0.60%	10/27/15	Open	554,000	554,323
Barclays Capital, Inc.	(3.75)%	10/29/15	Open	63,325	63,107
Citigroup Global Markets, Inc.	(5.50)%	10/29/15	Open	67,000	66,662
Deutsche Bank Securities, Inc.	0.60%	10/29/15	Open	610,245	610,570
Deutsche Bank Securities, Inc.	0.60%	10/29/15	Open	225,706	225,827
Deutsche Bank Securities, Inc.	(5.00)%	10/29/15	Open	41,875	41,683
RBC Capital Markets LLC	0.65%	10/29/15	Open	361,050	361,259
RBC Capital Markets LLC	0.65%	10/29/15	Open	235,755	235,891
UBS Securities LLC	0.55%	10/29/15	Open	422,119	422,325
RBC Capital Markets LLC	0.75%	10/29/15	Open	477,950	478,269
RBC Capital Markets LLC	0.75%	10/29/15	Open	220,000	220,147
RBC Capital Markets LLC	0.75%	10/30/15	Open	250,800	250,967
RBC Capital Markets LLC	0.75%	10/30/15	Open	195,130	195,260
RBC Capital Markets LLC	0.39%	10/30/15	Open	407,000	407,128
RBC Capital Markets LLC	0.39%	10/30/15	Open	619,000	619,194
RBC Capital Markets LLC	0.39%	10/30/15	Open	237,000	237,074
RBC Capital Markets LLC	0.39%	10/30/15	Open	337,000	337,106
RBC Capital Markets LLC	0.70%	10/30/15	Open	967,000	967,545
RBC Capital Markets LLC	0.70%	10/30/15	Open	775,000	775,437

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	27

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets LLC	0.70%	10/30/15	Open	$1,178,000	$1,178,664
RBC Capital Markets LLC	0.70%	10/30/15	Open	1,082,000	1,082,610
RBC Capital Markets LLC	0.70%	10/30/15	Open	719,000	719,405
RBC Capital Markets LLC	0.70%	10/30/15	Open	710,000	710,400
RBC Capital Markets LLC	0.70%	10/30/15	Open	970,000	970,547
Deutsche Bank Securities, Inc.	0.75%	11/02/15	Open	894,000	894,540
UBS Securities LLC	0.55%	11/02/15	Open	1,188,090	1,188,616
UBS Securities LLC	0.65%	11/04/15	Open	1,109,820	1,110,361
RBC Capital Markets LLC	0.65%	11/10/15	Open	1,262,635	1,263,501
RBC Capital Markets LLC	0.70%	11/12/15	Open	1,042,930	1,043,315
RBC Capital Markets LLC	0.70%	11/18/15	Open	817,000	817,191
RBC Capital Markets LLC	0.75%	11/18/15	Open	2,510,400	2,511,028
RBC Capital Markets LLC	0.70%	11/18/15	Open	717,400	717,567
RBC Capital Markets LLC	0.70%	11/18/15	Open	728,525	728,525
RBC Capital Markets LLC	0.70%	11/18/15	Open	530,585	530,709
RBC Capital Markets LLC	0.70%	11/18/15	Open	822,768	822,959
Deutsche Bank Securities, Inc.	0.03%	11/20/15	Open	9,311,625	9,311,687
Barclays Capital, Inc.	(3.75)%	11/23/15	Open	57,375	57,333
Barclays Capital, Inc.	0.60%	11/23/15	Open	888,375	888,479
Barclays Capital, Inc.	(3.00)%	11/23/15	Open	583,894	583,553
Barclays Capital, Inc.	0.60%	11/23/15	Open	478,125	478,181
Barclays Capital, Inc.	0.60%	11/23/15	Open	701,081	701,163
Barclays Capital, Inc.	(1.25)%	11/23/15	Open	77,855	77,836
Deutsche Bank Securities, Inc.	0.60%	11/23/15	Open	3,029,333	3,029,687
Deutsche Bank Securities, Inc.	0.60%	11/23/15	Open	1,923,491	1,923,715
Deutsche Bank Securities, Inc.	0.80%	11/23/15	Open	600,000	600,093
Deutsche Bank Securities, Inc.	0.80%	11/23/15	Open	681,000	681,106
Deutsche Bank Securities, Inc.	0.80%	11/23/15	Open	615,000	615,096
Deutsche Bank Securities, Inc.	0.80%	11/23/15	Open	648,000	648,101
Deutsche Bank Securities, Inc.	0.80%	11/23/15	Open	570,000	570,089
Deutsche Bank Securities, Inc.	0.80%	11/23/15	Open	594,000	594,092
Deutsche Bank Securities, Inc.	0.80%	11/23/15	Open	255,000	255,040
Deutsche Bank Securities, Inc.	0.80%	11/23/15	Open	1,533,000	1,533,238
HSBC Securities (USA), Inc.	0.40%	11/24/15	Open	2,303,000	2,303,179
HSBC Securities (USA), Inc.	0.40%	11/24/15	Open	349,000	349,027
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	1,598,000	1,598,171
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	2,029,000	2,029,217
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	635,000	635,068
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	596,000	596,064
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	346,000	346,037
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	310,000	310,033
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	730,000	730,078
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	1,115,000	1,115,119
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	165,000	165,018
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	464,000	464,050
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	681,000	681,073
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	526,000	526,056
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	2,465,000	2,465,264
HSBC Securities (USA), Inc.	0.55%	11/24/15	Open	536,000	536,057
HSBC Securities (USA), Inc.	0.60%	11/24/15	Open	802,000	802,094

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	28

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
HSBC Securities (USA), Inc.	0.60%	11/24/15	Open	$586,000	$586,068
HSBC Securities (USA), Inc.	0.60%	11/24/15	Open	530,000	530,062
HSBC Securities (USA), Inc.	0.60%	11/24/15	Open	2,572,000	2,572,300
HSBC Securities (USA), Inc.	0.60%	11/24/15	Open	1,134,000	1,134,132
HSBC Securities (USA), Inc.	0.60%	11/24/15	Open	531,000	531,062
HSBC Securities (USA), Inc.	0.60%	11/24/15	Open	855,000	855,100
HSBC Securities (USA), Inc.	0.60%	11/24/15	Open	353,000	353,041
HSBC Securities (USA), Inc.	0.65%	11/24/15	Open	677,000	677,086
HSBC Securities (USA), Inc.	0.65%	11/24/15	Open	896,000	896,113
HSBC Securities (USA), Inc.	0.65%	11/24/15	Open	157,000	157,020
HSBC Securities (USA), Inc.	0.70%	11/24/15	Open	1,426,000	1,426,194
RBC Capital Markets LLC	0.75%	11/24/15	Open	1,135,200	1,135,342
RBC Capital Markets LLC	0.75%	11/24/15	Open	777,000	777,097
RBC Capital Markets LLC	0.75%	11/24/15	Open	504,175	504,238
RBC Capital Markets LLC	0.75%	11/24/15	Open	689,750	689,836
RBC Capital Markets LLC	0.75%	11/24/15	Open	517,843	517,907
RBC Capital Markets LLC	0.75%	11/24/15	Open	982,770	982,893
RBC Capital Markets LLC	0.75%	11/24/15	Open	390,713	390,761
RBC Capital Markets LLC	0.65%	11/24/15	Open	594,625	594,689
RBC Capital Markets LLC	0.65%	11/24/15	Open	536,000	536,058
RBC Capital Markets LLC	0.65%	11/24/15	Open	503,250	503,305
RBC Capital Markets LLC	0.70%	11/24/15	Open	462,300	462,354
RBC Capital Markets LLC	0.70%	11/24/15	Open	485,280	485,337
RBC Capital Markets LLC	0.70%	11/24/15	Open	510,000	510,060
RBC Capital Markets LLC	0.70%	11/24/15	Open	519,250	519,311
RBC Capital Markets LLC	0.70%	11/24/15	Open	341,780	341,820
RBC Capital Markets LLC	0.70%	11/24/15	Open	612,000	612,071
RBC Capital Markets LLC	0.39%	11/24/15	Open	697,500	697,557
RBC Capital Markets LLC	0.70%	11/27/15	Open	452,800	452,835
Total				$257,582,680	$258,063,644

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(365)	10-Year U.S. Treasury Note	March 2016	USD	46,149,688	$(270,175)
254	2-Year U.S. Treasury Note	March 2016	USD	55,256,906	(29,698)
8	5-Year U.S. Treasury Note	March 2016	USD	949,438	1,176
(7)	German Euro BOBL Futures	December 2015	USD	961,682	(7,248)
(2)	German Euro-Bund Futures	December 2015	USD	334,525	(4,205)
(4)	Long Gilt Future	March 2016	USD	709,252	(2,535)
(174)	Long U.S. Treasury Bond	March 2016	USD	26,796,000	(202,011)
110	Ultra Long U.S. Treasury Bond	March 2016	USD	17,428,125	68,015
Total					$(446,681)

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	29

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,062,973	CAD	1,401,000	UBS AG	12/03/15	$13,900
USD	11,904,083	EUR	10,772,000	Barclays Bank PLC	12/03/15	522,776
USD	6,100,124	EUR	5,520,000	Barclays Bank PLC	12/03/15	267,891
USD	80,511	EUR	74,000	Goldman Sachs International	12/03/15	2,326
USD	107,171	EUR	100,000	Goldman Sachs International	12/03/15	1,515
USD	167,035	EUR	157,000	State Street Bank and Trust Co.	12/03/15	1,155
USD	1,177,442	GBP	767,000	Morgan Stanley & Co. International PLC	12/03/15	22,272
USD	6,353,891	GBP	4,139,000	Morgan Stanley & Co. International PLC	12/03/15	120,189
USD	14,275,146	GBP	9,299,000	Morgan Stanley & Co. International PLC	12/03/15	270,025
AUD	2,170,000	NZD	2,374,000	Goldman Sachs International	12/18/15	7,018
CAD	2,072,862	AUD	2,170,000	Citibank N.A.	12/18/15	(15,859)
GBP	1,010,000	CAD	2,052,538	Goldman Sachs International	12/18/15	(15,715)
GBP	994,459	EUR	1,410,000	Goldman Sachs International	12/18/15	7,408
NZD	2,385,177	AUD	2,170,000	Royal Bank of Scotland PLC	12/18/15	33
USD	1,048,213	CAD	1,401,000	HSBC Bank PLC	1/06/16	(863)
USD	6,013,118	EUR	5,677,000	UBS AG	1/06/16	8,171
USD	11,309,153	EUR	10,677,000	UBS AG	1/06/16	15,368
USD	1,152,471	GBP	767,000	BNP Paribas SA	1/06/16	(2,913)
USD	6,208,619	GBP	4,132,000	BNP Paribas SA	1/06/16	(15,694)
USD	13,898,773	GBP	9,250,000	BNP Paribas SA	1/06/16	(35,134)
Total						$1,174,167

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount (000)	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/21/19	USD 942.86	46	—	—
NZD Currency	Put	Citibank N.A.	1/28/16	JPY 78.25	—	NZD 3,830	$25,085
Total							$25,085

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price	Notional Amount (000)	Value
NZD Currency	Put	Citibank N.A.	1/28/16	JPY 72.51	NZD 3,830	$(4,407)
NZD Currency	Put	Citibank N.A.	1/28/16	JPY 74.28	NZD 3,830	(7,813)
Total						$(12,220)

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	30

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.54%[1]	3-month LIBOR	9/04/24	USD 18,700	871,821
2.60%[2]	3-month LIBOR	9/04/24	USD 18,700	$(876,355)
Total				$(4,534)

[1] Fund pays the floating rate and receives the fixed rate.
[2] Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD	1	$(6)	$6	$(12)
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD	1	(6)	6	(12)
Total						$(12)	$12	$(24)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Value	Premiums Paid (Received)	Unrealized Depreciation
Astaldi SpA	5.00%	Citibank N.A.	12/20/20	B+	EUR 20	$(2,001)	$(1,741)	$(260)
Markit CMBX North America, Series 8	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD 5,000	(531,917)	(531,917)	—
Total						$(533,918)	$(533,658)	$(260)

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Portfolio Abbreviations

ABS	Asset-Backed Security
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	31

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

OTC	Over-the-Counter
PIK	Payment-In-Kind
USD	U.S. Dollar

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Add for Non Money Market Funds: The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	32

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$79,390,167	$53,681,349	$133,071,516
Common Stocks	$1,221,572	—	237,359	1,458,931
Corporate Bonds	—	321,466,722	2,280,404	323,747,126
Floating Rate Loan Interests	—	192,933,353	16,961,842	209,895,195
Foreign Agency Obligations	—	11,411,134	—	11,411,134
Non-Agency Mortgage-Backed Securities	—	83,746,301	—	83,746,301
Other Interests	—	—	144,283	144,283
Preferred Securities	11,792,489	54,842,674	119,009	66,754,172
U.S. Government Sponsored Agency Securities	—	8,765,689	—	8,765,689
Warrants	—	—	20,911	20,911
Short-Term Securities	15,973,696	—	—	15,973,696
Options Purchased:
Foreign currency exchange contracts	—	25,085	—	25,085

Total	$28,987,757	$752,581,125	$73,445,157	$855,014,039

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Foreign currency exchange contracts	—	$1,260,345	—	$1,260,345
Interest rate contracts	$69,191	871,821	—	941,012
Liabilities:
Credit contracts	—	(284)	—	(284)
Foreign currency exchange contracts	—	(98,398)	—	(98,398)
Interest rate contracts	(515,872)	(876,355)	—	(1,392,227)

Total	$(446,681)	$1,157,129	—	$710,448

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	33

Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for OTC derivatives	$90,000	—	—	$90,000
Cash pledged for centrally cleared swaps	1,170	—	—	1,170
Cash pledged for financial futures contracts	765,470	—	—	765,470
Foreign currency at value	504,648	—	—	504,648
Liabilities:
Bank overdraft	—	$(14,436,635)	—	(14,436,635)
Reverse repurchase agreements	—	(258,063,644)	—	(258,063,644)
Total	$1,361,288	$(272,500,279)	—	$(271,138,991)

During the period ended November 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Preferred Stocks	Total
Opening balance, as of August 31, 2015	$57,724,413	$620,087	$2,293,812	$11,940,990	$144,283	$26,648	$112,143	$72,862,376
Transfers into Level 3[1]	—	—	—	9,507,751	—	—	—	9,507,751
Transfers out of Level 3	—	—	—	(2,599,616)	—	—	—	(2,599,616)
Accrued discounts/premiums	(31,310)	—	(291)	11,610	—	—	—	(19,991)
Net realized gain (loss)	(175,358)	—	580	(94,270)	—	—	—	(269,048)
Net change in unrealized appreciation (depreciation)[2,3]	(1,160,038)	(382,728)	18,708	(392,548)	—	(5,737)	1,394	(1,920,949)
Purchases	—	—	26,175	2,630,925	—	—	5,472	2,662,572
Sales	(2,676,358)	—	(58,580)	(4,043,000)	—	—	—	(6,777,938)

Closing balance, as of November 30, 2015	$53,681,349	$237,359	$2,280,404	$16,961,842	$144,283	$20,911	$119,009	$73,445,157

Net change in unrealized appreciation (depreciation) on investments still held at November 30, 2015[3]	$(1,131,913)	$(382,728)	$18,708	$(388,532)	—	$(5,737)	$1,394	$(1,888,808)

[1]    As of August 31, 2015, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2] Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

[3]    Any difference between net change in unrealized appreciation (depreciation) on investments still held at August 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	34

Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK LIMITED DURATION INCOME TRUST	NOVEMBER 30, 2015	35

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2016

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: January 22, 2016